GOVERNMENT GRANTS (Details Narrative) - Security Matters Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guarantor and Issuer, Guaranteed Security [Line Items]
Proceeds from government grants received		$ 162
Revenue percent	3.00%
Payments for government grants received	$ 3